Fair Value Measurements (Fair Value Measurements by Level of Valuation Inputs) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	$ 153,824	$ 150,488
Impaired loans	8,259	13,503
Other real estate owned	355	638
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	1,574	2,563
Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	27	358
Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	225	205
Measured at Fair Value on a Recurring Basis [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	34,214	35,799
Measured at Fair Value on a Recurring Basis [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	24,981	26,659
Measured at Fair Value on a Recurring Basis [Member] | Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	93,510	85,702
Measured at Fair Value on a Recurring Basis [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	1,119	2,328
Measured at Fair Value on a Recurring Basis [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	1,119	2,148
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	34,214	35,799
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	24,981	26,659
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	93,510	85,702
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale		180
Measured at Fair Value on a Non-Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	1,574	2,563
Other real estate owned	27	358
Mortgage servicing rights	225	205
Measured at Fair Value on a Non-Recurring Basis [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	1,574	2,563
Other real estate owned	27	358
Mortgage servicing rights	$ 225	$ 205